Segment Reporting (Details) - Schedule of each reportable segment’s revenue and income - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Battery Cells and Packs [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 6,990,215	$ 4,288,366	$ 3,148,156
Depreciation and amortization	(289,150)	(804)	(2,318)
Segment income (loss) before tax	$ (1,538,888)	$ 16,902	$ 251,731
Segment gross profit margin	6.50%	3.20%	15.00%
E-bicycle Sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 9,405,103	$ 18,232,537	$ 11,165,290
Depreciation and amortization	(319,801)	(139,501)	(82,896)
Segment income (loss) before tax	$ (3,068,693)	$ (2,034,515)	$ 169,452
Segment gross profit margin	(1.70%)	1.60%	9.00%
Subtotal from Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 16,395,318	$ 22,520,903	$ 14,313,446
Depreciation and amortization	(608,951)	(140,305)	(85,214)
Segment income (loss) before tax	$ (4,607,581)	$ (2,017,613)	$ 421,183
Segment gross profit margin	1.80%	1.90%	11.00%
Other [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 993,899	$ 901,103	$ 929,836
Depreciation and amortization	(314,971)	(329,543)	(466)
Segment income (loss) before tax	$ (2,252,525)	$ (1,779,032)	$ 29,178
Segment gross profit margin	(7.60%)	(4.40%)	10.00%
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 17,389,217	$ 23,422,006	$ 15,243,282
Depreciation and amortization	(923,922)	(469,848)	(85,680)
Segment income (loss) before tax	$ (6,860,106)	$ (3,796,645)	$ 450,361
Segment gross profit margin	1.30%	1.60%	11.00%